SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Non-capital loss carry forwards	$ 19,078,653	$ 18,211,344
Other temporary differences	3,803	7,963
Valuation allowance	(19,082,456)	(18,219,307)
Deferred tax assets